Supplement to the
Fidelity® Europe Fund
December 30, 2024
Summary Prospectus

Allyson Ke no longer serves as Co-Lead Portfolio Manager of the fund.
The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Faris Rahman (Portfolio Manager) has managed the fund since 2021.
EUR-SUSTK-0425-102 1.9880507.102	April 21, 2025
Supplement to the
Fidelity® Europe Fund
Class A, Class M, Class C, Class I, and Class Z
December 30, 2024
Summary Prospectus

Allyson Ke no longer serves as Co-Lead Portfolio Manager of the fund.
The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Faris Rahman (Portfolio Manager) has managed the fund since 2021.
AEUF-SUSTK-0425-106 1.9880468.106	April 21, 2025